AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 26.9%
Communications Equipment – 1.6%
Cisco Systems, Inc.	6,796	$435,692
Motorola Solutions, Inc.	238	104,772

		540,464

IT Services – 0.4%
Accenture PLC - Class A	377	131,384

Semiconductors & Semiconductor Equipment – 9.6%
Broadcom, Inc.	4,313	860,142
NVIDIA Corp.	15,974	1,995,472
QUALCOMM, Inc.	585	91,944
Skyworks Solutions, Inc.	4,133	275,506

		3,223,064

Software – 7.2%
Dolby Laboratories, Inc. - Class A	3,252	265,396
Microsoft Corp.	4,309	1,710,630
Salesforce, Inc.	1,511	450,051

		2,426,077

Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	10,080	2,437,747
Hewlett Packard Enterprise Co.	14,032	277,974

		2,715,721

		9,036,710

Financials – 19.4%
Banks – 5.1%
Bank OZK	4,233	203,227
Citigroup, Inc.	4,633	370,409
Columbia Banking System, Inc.	7,625	203,816
JPMorgan Chase & Co.	848	224,423
PNC Financial Services Group, Inc. (The)	1,063	204,011
TFS Financial Corp.	15,470	204,049
US Bancorp	6,887	323,000

		1,732,935

Capital Markets – 5.8%
Blackstone, Inc.	2,147	346,010
Franklin Resources, Inc.	13,626	275,926
Goldman Sachs Group, Inc. (The)	655	407,600
Invesco Ltd.	15,881	276,171
Janus Henderson Group PLC	6,428	271,262
Morgan Stanley	2,818	375,104

		1,952,073

Consumer Finance – 0.8%
OneMain Holdings, Inc.	5,068	272,354

Financial Services – 4.0%
Berkshire Hathaway, Inc. - Class B(a)	673	345,808
Mastercard, Inc. - Class A	62	35,731
MGIC Investment Corp.	11,225	276,247
UWM Holdings Corp.	44,744	280,992

Company	Shares	U.S. $ Value

Visa, Inc. - Class A	378	$137,105
Western Union Co. (The)	25,453	275,656

		1,351,539

Insurance – 1.7%
Lincoln National Corp.	7,144	278,616
Unum Group	3,376	277,811

		556,427

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.	25,535	266,330
Annaly Capital Management, Inc.	6,154	135,142
Rithm Capital Corp.	22,492	273,278

		674,750

		6,540,078

Consumer Discretionary – 11.1%
Automobiles – 1.9%
Ford Motor Co.	30,873	294,837
Tesla, Inc.(a)	1,149	336,634

		631,471

Broadline Retail – 3.4%
Amazon.com, Inc.(a)	4,874	1,034,653
Kohl’s Corp.	8,404	95,890

		1,130,543

Hotels, Restaurants & Leisure – 2.4%
Darden Restaurants, Inc.	1,454	291,469
Marriott Vacations Worldwide Corp.	1,499	113,084
Vail Resorts, Inc.	1,711	272,032
Wendy’s Co. (The)	8,642	133,951

		810,536

Household Durables – 0.8%
Whirlpool Corp.	2,599	264,552

Specialty Retail – 2.3%
Gap, Inc. (The)	11,372	257,121
Home Depot, Inc. (The)	1,325	525,495

		782,616

Textiles, Apparel & Luxury Goods – 0.3%
Carter’s, Inc.	2,777	114,607

		3,734,325

Communication Services – 10.2%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	14,976	410,492
Verizon Communications, Inc.	9,154	394,537

		805,029

Company	Shares	U.S. $ Value

Entertainment – 1.9%
Netflix, Inc.(a)	554	$543,230
Playtika Holding Corp.	19,136	101,038

		644,268

Interactive Media & Services – 5.0%
Alphabet, Inc. - Class A	3,989	679,247
Alphabet, Inc. - Class C	1,729	297,768
Meta Platforms, Inc. - Class A	1,033	690,251

		1,667,266

Media – 0.9%
Nexstar Media Group, Inc.	1,811	306,331

		3,422,894

Health Care – 6.6%
Biotechnology – 1.9%
AbbVie, Inc.	1,855	387,750
Gilead Sciences, Inc.	2,057	235,136

		622,886

Health Care Providers & Services – 0.4%
Premier, Inc. - Class A	6,956	126,460
UnitedHealth Group, Inc.	28	13,299

		139,759

Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	3,108	185,299
Eli Lilly & Co.	211	194,253
Merck & Co., Inc.	4,759	439,018
Organon & Co.	17,417	259,687
Pfizer, Inc.	14,193	375,121

		1,453,378

		2,216,023

Real Estate – 6.2%
Health Care REITs – 1.8%
Alexandria Real Estate Equities, Inc.	703	71,889
Healthcare Realty Trust, Inc.	16,431	281,463
Omega Healthcare Investors, Inc.	7,368	271,437

		624,789

Hotel & Resort REITs – 0.4%
Park Hotels & Resorts, Inc.	10,910	133,975

Office REITs – 0.8%
Highwoods Properties, Inc.	4,639	135,134
Kilroy Realty Corp.	3,642	130,020

		265,154

Retail REITs – 0.8%
NNN REIT, Inc.	6,454	273,972

Specialized REITs – 2.4%
EPR Properties	1,524	80,879
Gaming & Leisure Properties, Inc.	5,413	271,462
Rayonier, Inc.	5,649	149,642

Company	Shares	U.S. $ Value

VICI Properties, Inc.	9,003	$292,507

		794,490

		2,092,380

Utilities – 5.6%
Electric Utilities – 1.0%
Edison International	5,455	296,970
Eversource Energy	443	27,913

		324,883

Gas Utilities – 2.4%
MDU Resources Group, Inc.	15,866	273,689
National Fuel Gas Co.	3,645	274,104
UGI Corp.	8,095	276,525

		824,318

Independent Power and Renewable Electricity Producers – 1.7%
AES Corp. (The)	24,920	288,823
Clearway Energy, Inc. - Class A	10,152	268,622

		557,445

Multi-Utilities – 0.5%
Consolidated Edison, Inc.	1,586	161,011

		1,867,657

Energy – 4.1%
Oil, Gas & Consumable Fuels – 4.1%
Antero Midstream Corp.	16,380	277,641
Chevron Corp.	2,855	452,860
Chord Energy Corp.	2,401	274,435
Exxon Mobil Corp.	513	57,112
HF Sinclair Corp.	7,851	276,905
Kinder Morgan, Inc.	2,003	54,281

		1,393,234

Consumer Staples – 3.7%
Beverages – 0.5%
PepsiCo, Inc.	1,057	162,218

Consumer Staples Distribution & Retail – 0.1%
Costco Wholesale Corp.	34	35,653

Food Products – 0.8%
Tyson Foods, Inc. - Class A	4,689	287,623

Tobacco – 2.3%
Altria Group, Inc.	6,056	338,228
Philip Morris International, Inc.	2,790	433,231

		771,459

		1,256,953

Industrials – 3.1%
Air Freight & Logistics – 0.4%
United Parcel Service, Inc. - Class B	1,118	133,076

Company	Shares	U.S. $ Value

Construction & Engineering – 0.4%
Comfort Systems USA, Inc.	380	$138,065

Machinery – 0.3%
Stanley Black & Decker, Inc.	1,209	104,615

Professional Services – 1.2%
ManpowerGroup, Inc.	2,383	137,332
Robert Half, Inc.	4,512	266,614

		403,946

Trading Companies & Distributors – 0.8%
MSC Industrial Direct Co., Inc. - Class A	3,447	277,001

		1,056,703

Materials – 2.8%
Chemicals – 2.0%
Huntsman Corp.	7,531	127,500
LyondellBasell Industries NV - Class A	3,744	287,651
Scotts Miracle-Gro Co. (The)	4,479	262,335

		677,486

Containers & Packaging – 0.8%
Amcor PLC	27,560	278,907

		956,393

Total Common Stocks (cost $31,203,242)		33,573,350

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $28,720)	28,720	28,720

Total Investments – 99.8% (cost $31,231,962)(e)		33,602,070
Other assets less liabilities – 0.2%		51,864

Net Assets – 100.0%		$33,653,934

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,908,122 and gross unrealized depreciation of investments was $(538,014), resulting in net unrealized appreciation of $2,370,108.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$33,573,350	$—	$—	$33,573,350
Short-Term Investments	28,720	—	—	28,720

Total Investments in Securities	33,602,070	—	—	33,602,070
Other Financial Instruments(b)	—	—	—	—

Total	$33,602,070	$—	$—	$33,602,070

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57	$277	$305	$29	$0